<SEQUENCE>1
<FILENAME>form13fhr1q13.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Thomas Story & Son LLC

Address:   900 Jorie Boulevard, Suite 188
           Oak Brook, IL 60523


Form 13F File Number: 028-14123


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lollino
Title:  Compliance Officer
Phone:  (312) 282-6543

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lollino                Oak Brook, IL                      04/19/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $      153,735
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          cs               88579y101     4146 39000.00 SH       Sole                 39000.00
Accenture Ltd Bermuda Cl A     cs               g1151c101     6613 87050.00 SH       Sole                 87050.00
Allergan Inc                   cs               018490102     1461 13085.00 SH       Sole                 13085.00
Alliant Energy Corp            cs               018802108      146  2900.00 SH       Sole                  2900.00
Amgen Inc                      cs               031162100     1158 11300.00 SH       Sole                 11300.00
Amphenol Corp Cl A             cs               032095101     1202 16100.00 SH       Sole                 16100.00
Automatic Data Processing Inc  cs               053015103      523  8050.00 SH       Sole                  8050.00
Babcock & Wilcox Co            cs               05615f102     3502 123267.91SH       Sole                123267.91
Becton Dickinson & Co          cs               075887109     2135 22327.00 SH       Sole                 22327.00
Bed Bath & Beyond Inc          cs               075896100     3218 49950.00 SH       Sole                 49950.00
Berkshire Hathaway Inc Cl A    cs               084670108      625     4.00 SH       Sole                     4.00
Berkshire Hathaway Inc Cl B    cs               084670702      935  8974.00 SH       Sole                  8974.00
C H Robinson Worldwide Inc     cs               12541w209     2985 50200.00 SH       Sole                 50200.00
Caterpillar Inc                cs               149123101      731  8400.00 SH       Sole                  8400.00
Cenovus Energy Inc             cs               15135u109     4128 133212.04SH       Sole                133212.04
Chubb Corp                     cs               171232101     6744 77049.99 SH       Sole                 77049.99
Cimarex Energy Co              cs               171798101     2698 35767.96 SH       Sole                 35767.96
Coca-Cola Co                   cs               191216100      988 24420.00 SH       Sole                 24420.00
Commerce Bancshares Inc        cs               200525103      620 15180.00 SH       Sole                 15180.00
ConocoPhillips                 cs               20825c104      225  3745.90 SH       Sole                  3745.90
Continental Resources Inc      cs               212015101     1278 14700.00 SH       Sole                 14700.00
Diamond Offshore Drilling Inc  cs               25271c102     1311 18849.48 SH       Sole                 18849.48
Dominion Resources Inc VA      cs               25746u109      821 14103.00 SH       Sole                 14103.00
Emerson Electric Co            cs               291011104      916 16400.00 SH       Sole                 16400.00
Expeditors Intl Wash Inc       cs               302130109      816 22850.00 SH       Sole                 22850.00
Express Scripts Holding Co     cs               30219g108     4575 79400.00 SH       Sole                 79400.00
Exxon Mobil Corp               cs               30231g102     5776 64104.54 SH       Sole                 64104.54
FactSet Research Systems Inc   cs               303075105      278  3000.00 SH       Sole                  3000.00
Fastenal Co                    cs               311900104     7228 140820.00SH       Sole                140820.00
Grainger W W Inc               cs               384802104      389  1731.00 SH       Sole                  1731.00
Idexx Laboratories Inc         cs               45168d104     1742 18850.00 SH       Sole                 18850.00
Illinois Tool Works Inc        cs               452308109     3844 63080.00 SH       Sole                 63080.00
Intel Corp                     cs               458140100     7689 352162.16SH       Sole                352162.16
International Business Machine cs               459200101      503  2360.00 SH       Sole                  2360.00
iShares MSCI Frontier 100      cs               464286145      490 16675.00 SH       Sole                 16675.00
Johnson & Johnson              cs               478160104     7476 91698.43 SH       Sole                 91698.43
JPMorgan Chase & Co            cs               46625h100      256  5389.00 SH       Sole                  5389.00
Laboratory Corp America Holdin cs               50540r409     3216 35650.00 SH       Sole                 35650.00
McDonalds Corp                 cs               580135101     1660 16654.17 SH       Sole                 16654.17
Miller Herman Inc              cs               600544100      209  7544.00 SH       Sole                  7544.00
Monsanto Co                    cs               61166w101     2959 28009.00 SH       Sole                 28009.00
Nike Inc Cl B                  cs               654106103       59  1000.00 SH       Sole                  1000.00
O'Reilly Automotive Inc        cs               67103h107     5438 53090.00 SH       Sole                 53090.00
Paychex Inc                    cs               704326107      628 17902.00 SH       Sole                 17902.00
Praxair Inc                    cs               74005p104     2638 23650.00 SH       Sole                 23650.00
Procter & Gamble Co            cs               742718109     8022 104095.00SH       Sole                104095.00
Scana Corp                     cs               80589m102      800 15629.46 SH       Sole                 15629.46
Schlumberger Ltd               cs               806857108     6751 90151.00 SH       Sole                 90151.00
Sigma Aldrich Corp             cs               826552101     1281 16500.00 SH       Sole                 16500.00
Southern Co                    cs               842587107      823 17537.00 SH       Sole                 17537.00
Staples Inc                    cs               855030102     1934 144123.00SH       Sole                144123.00
Stericycle Inc                 cs               858912108     4284 40350.00 SH       Sole                 40350.00
Suncor Energy Inc              cs               867224107     4621 153993.73SH       Sole                153993.73
Tractor Supply Co              cs               892356106     4081 39187.95 SH       Sole                 39187.95
Ultimate Software Group Inc    cs               90385d107      833  8000.00 SH       Sole                  8000.00
Verizon Communications Inc     cs               92343v104     3109 63262.00 SH       Sole                 63262.00
Visa Inc Cl A                  cs               92826c839     7498 44150.00 SH       Sole                 44150.00
Xilinx Inc                     cs               983919101     1730 45311.61 SH       Sole                 45311.61
Aberdeen Indonesia Fund Inc    mf               00305p106      502 39450.000SH       Sole                39450.000
Wasatch Intl Opport Fund       mf               936793702      487 170277.006SH      Sole               170277.006